POSTRETIREMENT HEALTHCARE BENEFITS - Change in Benefit Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Change in Benefit Obligation
Amendment	$ 0	$ 20,239	$ 0
Postretirement Benefit Plans
Change in Benefit Obligation
Benefit obligation at beginning of year		5,852
Interest cost		161	385
Amendment		(5,074)
Actuarial gain		(122)
Net benefits paid		(817)
Benefit obligation at end of year		$ 0	$ 5,852